Form N-1A Supplement	Sep. 04, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated September 4, 2026 to the Prospectus and Summary Prospectus

each dated January 30, 2026

This Supplement updates and supersedes any contrary information contained in the Prospectus and the Summary Prospectuses

Effective October 1, 2026, VELA Investment Management, LLC, will reduce the contractual administrative fee for each fund from an annual rate of 0.34% to 0.33% of each fund’s average daily net assets of Class A and Class I shares. Accordingly, the Prospectus and each Summary Prospectus are updated as follows: